Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Net income (loss)	$ (41,388)	$ 125,500	$ 52,002	$ (175,908)	$ (34,111)	$ (61,464)	$ 136,114	$ (271,483)
Net Cash Provided by (Used in) Operating Activities							894,136	$ 256,126
Working capital deficit	$ 229,700						$ 229,700